GOING CONCERN (Details Narrative) - USD ($)																				3 Months Ended				12 Months Ended	149 Months Ended
	Sep. 04, 2024	Jul. 12, 2024	Jun. 20, 2024	Jun. 07, 2024	May 29, 2024	Apr. 03, 2024	Mar. 20, 2024	Mar. 06, 2024	Feb. 21, 2024	Feb. 02, 2024	Jan. 10, 2024	Jan. 03, 2024	Dec. 20, 2023	Dec. 11, 2023	Nov. 27, 2023	Nov. 10, 2023	Oct. 27, 2023	Oct. 13, 2023	Sep. 12, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
NET INCOME (LOSS)																				$ (264,899)	$ (130,120)	$ (122,473)	$ (349,760)	$ (867,252)	$ 20,616,114
Cash consideration		$ 28,126	$ 50,000	$ 30,000	$ 30,000	$ 25,326	$ 26,781	$ 25,282	$ 32,362	$ 19,614	$ 44,297	$ 39,638	$ 34,543	$ 38,101	$ 32,629	$ 38,205	$ 46,091	$ 22,726		$ 28,126	25,326	39,638	22,726
Common stock par value per share																				$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Issued shares	500,000	135,242	75,301	62,207	66,185	52,763	49,230	44,503	52,569	40,229	82,643	94,883	82,686	43,297	33,989	31,732	35,785	16,710
Equity Line Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration																				$ 28,126	$ 135,326	$ 187,937	$ 212,296
Issued shares																				135,242	258,456	364,057	244,199
Equity Line Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issued shares																			1,126,954
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
NET INCOME (LOSS)
Cash consideration																				$ 14	$ 5	$ 9	$ 2
Trading price percentage	90.00%
Issued shares																				135,242	52,763	94,883	16,710
Common Stock [Member] | Equity Line Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration																			$ 10,000,000
Common stock par value per share																			$ 0.0001
Trading securities																			$ 250,000
Beneficial owning percentage																			4.99%
Issued shares																			125,000
Market price																			$ 1.25
Share price																			$ 1.50
Commitment shares																			10,000
Common Stock [Member] | Equity Line Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading price percentage																			80.00%
Common Stock [Member] | Equity Line Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trading price percentage																			200.00%